Prepaid expenses and other assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other assets	Prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other current assets as of December 31, 2020 and 2019:

	At December 31,
In thousands of U.S. dollars	2020	2019
SSM - prepaid vessel operating expenses	$3,975	$1,624
Prepaid interest	4,035	6,596
Third party - prepaid vessel operating expenses	1,757	2,123
Prepaid insurance	574	760
Other prepaid expenses	2,089	2,752
	$12,430	$13,855